Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

At December 31, 2021 and 2020, inventories consisted of the following:

	December 31, 2021	December 31, 2020
Frozen fish and marine catches - warehouse	$24,318,276	$44,272,021
Frozen fish and marine catches - work in progress	22,098,951	20,702,914
Frozen fish and marine catches - in transit	34,446,272	18,761,950
	80,863,499	83,736,885
Less: reserve for inventories	(25,893,526)	(16,125,749)
	$54,969,973	$67,611,136

Frozen fish and marine catches in warehouse represent fish inventory in cold storage warehouses located in China.

Frozen fish and marine catches work in progress represents fish inventory in vessels’ refrigerators, which has not been delivered to ports in China, nor applied for duty-exemption import into China.

Frozen fish and marine catches in transit represents fish inventory that obtained duty-exemption import permission and is in the process of being shipped to China.

An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected net realizable value due to obsolescence or quantities in excess of expected demand, the Company will record reserve for the difference between the cost and the market value. These reserves are recorded based on estimates.

The provision for obsolete inventory was $25,893,526, $16,125,749 and $266,405 for the years ended December 31, 2021, 2020 and 2019, respectively. These reserves are recorded based on estimates.